Interest Income and Expense	3 Months Ended
Jan. 31, 2022
Analysis of income and expense [abstract]
Interest Income and Expense
NOTE 19:  INTEREST INCOME AND EXPENSE
The following tabl
e
s present interest income and interest expense by basis of accounting measurement.
Interest Income

(millions of Canadian dollars)	For the three months ended
	January 31, 2022	January 31, 2021
Measured at amortized cost 1	$6,530	$6,611

Measured at FVOCI – Debt instruments 1	93	177

	6,623	6,788
Measured or designated at FVTPL	855	789

Measured at FVOCI – Equity instruments	44	33
Total	$7,522	$7,610

1	Interest income is calculated using EIRM.
Interest Expense

(millions of Canadian dollars)	For the three months ended
	January 31, 2022	January 31, 2021
Measured at amortized cost 1	$795	$996

Measured or designated at FVTPL	425	584
Total	$1,220	$1,580

1	Interest expense is calculated using EIRM.